Basis of presentation (Details) $ in Millions		3 Months Ended	9 Months Ended
	Aug. 20, 2021 shares	Sep. 30, 2022 USD ($) $ / bbl	Sep. 30, 2022 USD ($) item $ / T MW
Basis for presentation
Average price of crude oil | $ / bbl		97.7
Maximum amount of investment in gas energy		$ 1,800	$ 1,800
Amount of investments in geographies		2,600	$ 2,600
Total energy investments of the Business Group (in percent)			15.00%
Amount of investment in current businesses and geographies		8,300	$ 8,300
Amount of investment in new geographies		2,200	$ 2,200
Threshold period for investment in green hydrogen projects			3 years
Amount of investment in green hydrogen projects		200	$ 200
Minimum amount of investment in projects		1,400	$ 1,400
Percentage of reduction in GHG emissions			25.00%
Expected promotion of new non-oil jobs | item			230,000
Number of young Colombians for which education is expected to be contributed | item			2
Minimum amount of allocation in innovation, technology, and digital transformation		240	$ 240
Brazil
Basis for presentation
Investment in geographies (in percent)			42.00%
Colombia
Basis for presentation
Investment in geographies (in percent)			25.00%
Minimum
Basis for presentation
Annual investment		5,200	$ 5,200
Organic investment		17,000	$ 17,000
Price curve of greenhouse gas emissions under the internal CO2 price methodology | $ / T			20
Participation of non-conventional renewable energies (in percent)			25.00%
Self generation capacity in renewable energies | MW			400
Percentage of reduction in zero water discharges			58.00%
Maximum
Basis for presentation
Annual investment		6,000	$ 6,000
Organic investment		$ 20,000	$ 20,000
Price curve of greenhouse gas emissions under the internal CO2 price methodology | $ / T			40
Participation of non-conventional renewable energies (in percent)			40.00%
Self generation capacity in renewable energies | MW			450
Percentage of reduction in zero water discharges			66.00%
Interconexion Electrica S.A. E.S.P.
Basis for presentation
Number of shares acquired | shares	569,472,561
Percentage of interest acquired	51.40%